INTANGIBLE ASSETS (Details Narrative) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Intangible assets	$ 33,513,991	$ 33,503,771	$ 33,160,631
Licence [Member]
Intangible assets	3,321,220	3,311,000
Intellectual property [Member]
Intangible assets	$ 30,192,771	$ 30,192,771